DERIVATIVE FINANCIAL INSTRUMENTS AND HEDGING ACTIVITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Interest rate swaps
Fair value of the derivative instruments designated as hedges
Variable interest rate for USD-and Euro- denominated bank loans (as a percent)	28.10%
Cross-currency interest rate swaps
Fair value of the derivative instruments designated as hedges
Variable interest rate for USD-and Euro- denominated bank loans (as a percent)	13.10%
Designated as hedges
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	$ 4,458	$ 2,341
Derivative instruments, fair value of liabilities	(13,257)	(15,959)
Designated as hedges | Interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other payables	(542)	(1,283)
Derivative instruments classified in other noncurrent assets	1,197	2,341
Derivative instruments classified in other long term liabilities	(12,715)	(14,676)
Designated as hedges | Cross-currency interest rate swaps
Fair value of the derivative instruments designated as hedges
Derivative instruments classified in other noncurrent assets	$ 3,261